Capital management	12 Months Ended
Dec. 31, 2018
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Capital management
5.	Capital management

The equity capital of the Group was formed by injecting shares of its operating subsidiaries into Mechel PAO. This together with obtaining profits allowed the Group to raise debt to finance major investment projects as well as to acquire new companies. Although it has always been the Group’s priority to create and grow the shareholders’ value, during the past several years, the Group has become more focused on managing its debt, which has been the major source for expansion and growth.

Metals and mining industry is known for its capital intensive investment cycle requiring secure long-term financing. In 2012-2015, high price volatility on the coal seaborne market and metal market resulted in the decrease in the Group’s operating profit and impairments of non-current assets. Devaluation of the national currency (Russian ruble) affected the amount of foreign exchange losses and increase in cost of financing on local and foreign debt markets. These facts became the major reason for the losses incurred by the Group in the past and resulted in a negative equity.

Given current economic circumstances and the amount of debt, the Group’s primary objective is to focus on resolving the debt issues through a long-term restructuring of the loan portfolio and bringing down both cost of financing and actual interest payments as well as use of all available free cash flow for repayment of debt. The Group’s long-term policy is to maintain a strong capital base to maintain investor, creditor and market confidence and to ensure sustainable future development of the business. The Group’s management constantly monitors profitability and leverage ratios. The Group’s capital management has always been based on a number of covenants, of which ‘Net Debt to EBITDA’ and ‘EBITDA to Net Interest Expense’ are the main indicators the management uses for control. The level of dividends is monitored by the Board of Directors of the Group.

The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-owned banks as of December 31, 2018:

Restrictive covenants	Requirement	Actual as of December 31, 2018
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.75:1.0	1.79:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.75:1.0	1.82:1.0
Mechel’s Net Debt to EBITDA	Not exceed 6.0:1.0	6.39:1.0
Mechel’s Total Debt to EBITDA	Not exceed 4.5:1.0	6.25:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	0.90:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.24:1.0

The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-owned banks as of December 31, 2017[1]:

Restrictive covenants	Requirement	Actual as of December 31, 2017
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.50:1.0	1.78:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.50:1.0	1.86:1.0
Mechel’s Net Debt to EBITDA	Not exceed 8.0:1.0	6.35:1.0
Mechel’s Total Debt to EBITDA	Not exceed 5.5:1.0	6.07:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	0.78:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.27:1.0

In 2012-2015, following a sudden fall of the commodity markets the Group violated most of such covenants and defaulted on major credit facilities of interest and debt payments. Limited free cash flow available for debt service forced the Group to start negotiations with creditors about review of schedule of the debt maturity profile. Current restructuring arrangements with major creditors are aimed at rescheduling repayment of principal, gradual amortisation and decrease in interest payments by partial capitalization.

[1]	Detailed information in respect of restrictive covenant calculations is presented in Note 11.1.

Cost of debt is also important for the Group’s capital management. Throughout the restructuring process, the Group changed the floating interest rates dependent on the Russian money market (Mosprime rate) to the key rate of the Central Bank of the Russian Federation, which is less volatile and better represents the cost of funds for the local banks set by the Central Bank of the Russian Federation. The management believes that it will allow the Group to avoid sudden splashes in the cost of debt due to temporary demand/supply fluctuations. In 2016, under the restructuring agreements, the outstanding balance of U.S. dollar-denominated long-term loans was partially converted from U.S. dollar into Russian ruble, which will allow to reduce the effect of foreign currency fluctuations. In 2018, the Group refinanced existing pre-export credit facility by receiving a new euro-denominated loan from VTB. The loan matures in April 2022 (Note 11.1 (a)).

The main goal for the Group is to achieve long-term restructuring of the loan portfolio with a grace period for repayment of debts and gradual decrease in debt balance, which will permit to restore working capital, improve efficiency of operations and provide ability to sustain full service of debt in accordance with newly agreed repayment schedules as well as use of all available free cash flow for repayment of debt.

In June 2016, a 49% stake in the Elga coal complex (OOO Elgaugol, Elga-road OOO and Mecheltrans Vostok OOO) was sold to Gazprombank by exercising an option held by Gazprombank for a total consideration of RUB 34,300 million. All proceeds received from the sale of the shares were used for repayment of the Group’s debt re-assigned from Sberbank to Gazprombank, and to repay overdue payment to Sberbank. Simultaneously with the sale of a 49% stake, a put option in respect of this stake was granted to Gazprombank (see Note 6).

The objectives, policies and processes for managing capital during the year ended December 31, 2018 and 2017 were not changed.